Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38639
Entity Registrant Name	111, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3-4/F, No.295 ZuChongZhi Road,
Entity Address, Address Line Two	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201203
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001738906
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Auditor Name	Grant Thornton Zhitong Certified Public Accountants LLP	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1487	1113
Auditor Location	Shanghai, The People’s Republic of China	Shanghai, the People’s Republic of China
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201203
Entity Address, Country	CN
Contact Personnel Name	Junling Liu
City Area Code	+86
Local Phone Number	21 2053-6666
Contact Personnel Email Address	junling @111.com.cn
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share*
Trading Symbol	YI
Security Exchange Name	NASDAQ
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing twenty Class A ordinary shares, par value US$0.00005 per share)
Trading Symbol	YI
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	172,877,660
Common Stock [Member] | Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	100,877,660
Common Stock [Member] | Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	72,000,000